Related Party Transactions - Additional Information (Detail)					1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jan. 14, 2016 USD ($)	Sep. 30, 2015 USD ($)	Mar. 30, 2015 USD ($) Business	Dec. 31, 2014 USD ($)	Jan. 31, 2015 USD ($)	Mar. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jul. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Proceeds from loans on solarbao platform through Solar Energy										$ 129,830,000
Allowance for doubtful accounts				$ 766,000						23,278,000	$ 766,000
Salary payment to certain employees on behalf of the Company										42,000
Amount of prepaid deposits for acquisition										2,589,000
Accounts payable, related parties, current				34,150,000						5,128,000	34,150,000
Solar Energy Ecommerce Shangai Limited
Related Party Transaction [Line Items]
Funds raised										145,568,000
Amount settled by coupon issued to individual investors										11,524,000
Proceeds from loans on solarbao platform through Solar Energy										129,830,000
Due from related parties				0						$ 3,162,000	0
Percentage of fund principal for commission fee										1.00%
Fee charged by related parties										$ 1,052,000
Allowance for doubtful accounts				0						1,615,000	0
Total fund redeemed to individual investors										19,237,000
LDK Solar Co., Ltd.
Related Party Transaction [Line Items]
Due from related parties										779,000
Fee charged by related parties										4,000,000
Face value of coupons issued										779,000
Salary payment to certain employees on behalf of the Company										42,000
Number of subsidiaries agreed to purchase | Business			3
Cash consideration			$ 2,390,000
Amount of prepaid deposits for acquisition			$ 2,000,000			$ 2,000,000
Accounts payable, related parties, current				34,150,000						5,128,000	34,150,000
Debt settlement, waiver paid amount		$ 11,000,000
Waived liabilities accounted for capital transaction by increase additional paid in capital		17,775,000
LDK Solar Co., Ltd. | Securities Purchase Agreement
Related Party Transaction [Line Items]
Repayment of accounts payable		2,000,000
LDK Solar Co., Ltd. | Solar Panels
Related Party Transaction [Line Items]
Related party transaction, purchases from related party										11,712,000	5,755,000
LDK Solar Co., Ltd. | Settlement and Mutual Release
Related Party Transaction [Line Items]
Debt settlement, waiver offered amount				11,000,000
Accounts payable, related parties, net				$ 28,775,000							28,775,000
Number of days to cancel discount				30 days
Related party transaction, amounts of transaction				$ 380,000	$ 2,000,000	$ 1,620,000	$ 2,000,000	$ 1,000,000	$ 2,000,000	2,000,000
Repayment of accounts payable		$ 9,000,000
LDK Solar Co., Ltd. | Settlement And Mutual Release Accounts Payable Waivable
Related Party Transaction [Line Items]
Accounts payable, related parties, current				$ 17,775,000							$ 17,775,000
Suzhou Liuxin Industry Ltd.
Related Party Transaction [Line Items]
Face value of coupons issued										582,000
Proceeds received from related party										582,000
SUPERMERCY Limited
Related Party Transaction [Line Items]
Funds raised										$ 15,000,000
Percentage of fund principal for commission fee										3.00%
Fee charged by related parties										$ 3,000,000
SUPERMERCY Limited | Subsequent Events
Related Party Transaction [Line Items]
Fee charged by related parties	$ 450,000
Board of Directors Chairman
Related Party Transaction [Line Items]
Allowance for doubtful accounts										310,000
Loan borrowed by the chairman of board of directors										$ 310,000